Employee compensation	9 Months Ended
Sep. 30, 2026
Analysis of income and expense [abstract]
Employee compensation	Employee compensation
The total employee compensation comprising salaries and benefits, inclusive of tax credits, and excluding share-based compensation, for the three and nine months ended September 30, 2026 was $32,966 and $107,042, respectively (2025 - $31,839 and $97,093).
Employee compensation costs were included in the following expenses for the three and nine months ended September 30, 2026 and 2025 as follows:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Cost of revenue	5,075	4,901	16,291	14,951
General and administrative	4,557	4,677	15,379	13,759
Sales and marketing	15,283	13,823	45,425	42,548
Research and development	8,051	8,438	29,947	25,835
	32,966	31,839	107,042	97,093

For the nine months ended September 30, 2026, the Company incurred a total of $6,457 of employee severance related costs associated with a reduction in workforce. This resulted in additional employee compensation costs of
$853 in cost of revenue, $1,669 in general and administrative, $737 in sales and marketing, and $3,198 in research and development.